INSURANCE CONTRACTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	R$ 471,902,282	R$ 448,797,866
- Acquisition costs	4,209,187	3,909,067
- Claims and other directly attributable expenses	467,693,095	444,888,799
Present value of estimated future cash inflows	(95,593,039)	(115,208,898)
Non-financial risk adjustment	1,419,950	1,713,661
Contractual Service Margin	22,304,102	24,695,113
Total remaining coverage of the general model/variable rate model	400,033,295	359,997,742
Non Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	442,481,502	415,934,920
- Acquisition costs	4,114,779	3,789,618
- Claims and other directly attributable expenses	438,366,723	412,145,302
Present value of estimated future cash inflows	(91,025,507)	(109,275,236)
Non-financial risk adjustment	792,866	926,022
Contractual Service Margin	22,189,750	24,594,993
Total remaining coverage of the general model/variable rate model	374,438,611	332,180,699
Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	29,420,780	32,862,946
- Acquisition costs	94,408	119,449
- Claims and other directly attributable expenses	29,326,372	32,743,497
Present value of estimated future cash inflows	(4,567,532)	(5,933,662)
Non-financial risk adjustment	627,084	787,639
Contractual Service Margin	114,352	100,120
Total remaining coverage of the general model/variable rate model	R$ 25,594,684	R$ 27,817,043